Short-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Working capital purposes	$ 150,000,000
Short-term borrowings outstanding on the credit facility	5,000,000	0
Effective interest rate on short-term borrowings	1.13%
March 2019 [Member]
Short-term Debt [Line Items]
Current borrowing capacity	$ 300,000,000
Short-term debt expiration date	Mar. 01, 2019